Segment report - Segment information (Details) - ZAR (R) R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Income Statement
Turnover	R 91,968	R 99,170	R 190,367
Earnings before interest and tax (EBIT)	21,650	9,853	(111,030)
Operating Business Units
Income Statement
Earnings before interest and tax (EBIT)	2,629	2,397	3,953
Mining
Income Statement
Earnings before interest and tax (EBIT)	1,732	1,374	2,756
Exploration and Production International
Income Statement
Earnings before interest and tax (EBIT)	897	1,023	1,197
Strategic Business Units
Income Statement
Earnings before interest and tax (EBIT)	10,476	6,549	(101,937)
Energy
Income Statement
Earnings before interest and tax (EBIT)	5,098	6,743	(6,678)
Base Chemicals
Income Statement
Earnings before interest and tax (EBIT)	3,624	(1,488)	(70,804)
Performance Chemicals
Income Statement
Earnings before interest and tax (EBIT)	1,754	1,294	(24,455)
Group Functions
Income Statement
Earnings before interest and tax (EBIT)	8,545	907	(13,046)
Group performance
Income Statement
Turnover	104,138	111,764	214,906
Group performance | Operating Business Units
Income Statement
Turnover	12,795	12,983	25,095
Group performance | Mining
Income Statement
Turnover	10,807	10,348	19,891
Group performance | Exploration and Production International
Income Statement
Turnover	1,988	2,635	5,204
Group performance | Strategic Business Units
Income Statement
Turnover	91,337	98,781	189,781
Group performance | Energy
Income Statement
Turnover	30,178	41,206	67,901
Group performance | Base Chemicals
Income Statement
Turnover	27,409	24,642	52,683
Group performance | Performance Chemicals
Income Statement
Turnover	33,750	32,933	69,197
Group performance | Group Functions
Income Statement
Turnover	6		30
Intersegmental turnover
Income Statement
Turnover	R (12,170)	R (12,594)	R (24,539)